NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory: Schedule of Inventory (Tables)	Mar. 31, 2023
March 31, 2023
Schedule of Inventory

	MARCH 31,	DECEMBER 31,
	2023	2022
Inventory

Inventory Classes:
Raw Materials	$3,228,298	$3,486,349
Finished Goods	317,493	330,848
Work in process	23,306	106,218
Total inventory	3,569,097	3,923,415
Inventory allowance	(1,914,891)	(1,914,891)
Total inventory, net	1,654,206	2,008,524

December 31, 2022
Schedule of Inventory
	DECEMBER 31,	DECEMBER 31,
	2022	2021
Inventory

Inventory Classes:
Raw Materials	$3,398,655	$3,672,699
Finished Goods	310,600	194,490
Work in process	24,764	5,668
Total inventory	3,734,019	3,872,857
Inventory allowance	(1,914,891)	(1,914,891)
Total inventory, net	1,819,128	1,957,966